Document and Entity Information	Oct. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001645070
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	STERLING CHECK CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40829
Entity Tax Identification Number	37-1784336
Entity Address, Address Line One	6150 Oak Tree Boulevard
Entity Address, Address Line Two	Suite 490
Entity Address, City or Town	Independence
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	1 (800)
Local Phone Number	853-3228
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	STER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false